Benefit plans (Details 3)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Benefit Plans
Discount rate	5.00%	5.00%	5.00%
Salary increase	1.00%	1.00%	1.00%
Inflation	209.00%	89.00%	48.00%